Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000278001
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false